12. Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Computed expense at statutory rates	$ 3,107,813	$ 2,518,785
Tax exempt interest & BOLI	(484,454)	(471,900)
Disallowed interest	13,867	13,053
Partnership rehabilitation and tax credits	(549,897)	(857,359)
Low income housing investment amortization expense	278,296	482,756
New markets tax credit amortization expense	129,078	117,439
Deferred tax asset revaluation to enacted tax rates	410,304	0
Other	4,323	121,139
Total income tax expense	$ 2,909,330	$ 1,923,912